Summary of Significant Accounting Policies (Details)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Summary Of Significant Accounting Policies
Annual	56.00%	29.00%	19.00%	41.00%
Accumulated in three years	139.00%	117.00%	90.00%	105.00%